Collaborative arrangements (Bayer HealthCare Pharmaceuticals Inc.) (Details) - Bayer [Member] - Nexavar [Member] $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) country	Dec. 31, 2014 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of countries product is marketed and sold | country		100
Collaboration, royalty percentage in the high 30s		30.00%
Percentage of net profits after deducting certain partner related costs		50.00%
Other revenues [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaboration profit	$ 78	$ 257	$ 324
Royalty income		$ 72